Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 380,379,326	$ 382,487,300
Other receivables, Current	39,372,960	62,584,556
Trade and other receivables, Current	419,752,286	445,071,856
Trade receivables, Non-current	1,917,828	8,369,878
Other receivables, Non-current	34,264,571	25,130,227
Trade and other receivables, Non-current	36,182,399	33,500,105
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	415,039,522	414,184,116
Other receivables, Current	48,586,823	70,349,620
Trade and other receivables, Current	463,626,345	484,533,736
Trade receivables, Non-current	1,917,828	8,369,878
Other receivables, Non-current	34,264,571	25,130,227
Trade and other receivables, Non-current	36,182,399	33,500,105
Oficio Circular Official Bulletin No715
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	419,752,286	445,071,856
Trade and other receivables, Non-current	36,182,399	33,500,105
Oficio Circular Official Bulletin No715 | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(34,660,196)	(31,696,816)
Oficio Circular Official Bulletin No715 | Other Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(9,213,863)	(7,765,064)
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	415,039,522	414,184,116
Other receivables, Current	48,586,823	70,349,620
Trade receivables, Non-current	1,917,828	8,369,878
Other receivables, Non-current	34,264,571	25,130,227
Oficio Circular Official Bulletin No715 | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	330,701,026	342,836,256
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(89,762)	(157,009)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	291,417,828	280,408,709
Other receivables, Current	39,372,960	62,584,556
Oficio Circular Official Bulletin No715 | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	33,399,262	33,897,290
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(231,131)	(221,810)
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,630,393	34,119,100
Oficio Circular Official Bulletin No715 | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	17,293,165	14,268,110
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(213,455)	(212,406)
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,506,620	14,480,516
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	3,796,047	4,094,395
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(200,097)	(168,457)
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,996,144	4,262,852
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	1,965,584	2,155,961
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(223,821)	(109,571)
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,189,405	2,265,532
Oficio Circular Official Bulletin No715 | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	4,388,548	5,872,964
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(176,789)	(110,910)
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,565,337	5,983,874
Oficio Circular Official Bulletin No715 | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	2,654,063	2,766,214
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(207,518)	(174,725)
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,861,581	2,940,939
Oficio Circular Official Bulletin No715 | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	1,556,493	1,360,066
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(914,480)	(766,217)
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,470,973	2,126,283
Oficio Circular Official Bulletin No715 | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	1,663,913	4,143,730
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(133,045)	(103,001)
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,796,958	4,246,731
Oficio Circular Official Bulletin No715 | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other receivables, Current	22,334,185	33,676,870
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Trade Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(32,270,098)	(29,672,710)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Other Receivables [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(9,213,863)	(7,765,064)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	54,604,283	63,349,580
Other receivables, Current	$ 9,213,863	$ 7,765,064